Debt, cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Debt, cash and cash equivalents
B.9. Debt, cash and cash equivalents
Changes in financial position during the period were as follows:

(€ million)	June 30, 2026	December 31, 2025
Long-term debt	14,646	14,248
Short-term debt and current portion of long-term debt	7,026	4,342
Interest rate and currency derivatives used to manage debt	221	112
Total debt	21,893	18,702
Cash and cash equivalents	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	(37)
Net debt (a)	15,513	11,008
(a)Net debt does not include lease liabilities, which amounted to €1,904 million as of June 30, 2026 and €1,739 million as of December 31, 2025.
“Net debt” is a non-IFRS financial measure used by management and investors to measure Sanofi’s overall net indebtedness.
B.9.1. Net debt at value on redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2026 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2026	Amortized cost	Adjustment to debt measured at fair value	June 30, 2026	December 31, 2025
Long-term debt	14,646	44	61	14,751	14,360
Short-term debt and current portion of long-term debt	7,026	1	—	7,027	4,344
Interest rate and currency derivatives used to manage debt	221	—	(131)	90	12
Total debt	21,893	45	(70)	21,868	18,716
Cash and cash equivalents	(6,350)	—	—	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	—	—	(30)	(37)
Net debt (a)	15,513	45	(70)	15,488	11,022
(a)Net debt does not include lease liabilities, which amounted to €1,904 million as of June 30, 2026 and €1,739 million as of December 31, 2025.

The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2026				December 31, 2025
	non-current	current		Total	non-current	current	Total
Bond issues (a)	14,702	3,599		18,301	14,306	3,165	17,471
Other bank borrowings	49	3,291	(b)	3,340	54	936	990
Other borrowings	—	1		1	—	1	1
Bank credit balances	—	136		136	—	242	242
Interest rate and currency derivatives used to manage debt	—	90		90	—	12	12
Total debt	14,751	7,117		21,868	14,360	4,356	18,716
Cash and cash equivalents	—	(6,350)		(6,350)	—	(7,657)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(30)		(30)	—	(37)	(37)
Net debt	14,751	737		15,488	14,360	(3,338)	11,022
(a) These amounts include $3 billion designated as a hedge of Sanofi’s net investment in the United States.
(b) As of June 30, 2026, current other bank borrowings include €3,217 million related to the US commercial paper program.

Principal financing and debt reduction transactions during the period
During the period, Sanofi carried out a bond issue of €2.3 billion in three tranches:
•€1,000 million of fixed-rate bonds maturing May 2029, with annual coupons and bearing interest at an annual rate of 3.000%;
•€650 million of fixed-rate bonds maturing May 2033, with annual coupons and bearing interest at an annual rate of 3.375%; and
•€650 million of fixed-rate bonds maturing May 2037, with annual coupons and bearing interest at an annual rate of 3.750%.

One bond issue was redeemed during the period: a €1.5 billion issue from March 2018, redeemed at maturity on March 21, 2026.

As of June 30, 2026, Sanofi had two syndicated credit facilities linked to social and environmental criteria in place to manage its liquidity in connection with current operations:
•a syndicated credit facility of €4 billion, drawable in euros and US dollars and expiring on March 6, 2030, for which no further extension options are available; and
•a syndicated credit facility of €3.85 billion, drawable in euros and US dollars and expiring on April 23, 2031, for which two one-year extension options are available. This facility became effective on April 23, 2026, and replaced an existing €4 billion facility that was cancelled on the same date and had originally been scheduled to mature on December 6, 2027.

As of June 30, 2026, neither facility was drawn down.
Sanofi also has two short-term debt programs:
•a €6 billion Negotiable European Commercial Paper program in France; and
•a $10 billion Commercial Paper program in the United States.

During the first half of 2026:
•the average drawdown under the US Commercial Paper program was $3.0 billion; and
•the average drawdown under the Negotiable European Commercial Paper program in France was €0.1 billion.

The financing in place as of June 30, 2026 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.
B.9.2. Market value of net debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2026	December 31, 2025
Market value	14,989	10,424
Value on redemption	15,488	11,022